Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Without Sales Load [Member] | C000005539
Average Annual Return [Line Items]
Average Annual Return, Percent	4.42%	1.55%		2.24%
Without Sales Load [Member] | C000193178
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%	1.64%	2.40%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%	1.44%		2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%	1.44%	2.54%